Pay vs Performance Disclosure - USD ($) $ in Thousands	12 Months Ended
	Feb. 28, 2026	Feb. 28, 2025	Feb. 29, 2024
Pay vs Performance Disclosure
Net Income (Loss)	$ 530,751	$ 84,591	$ (3,573)